Commitments and Contingencies (Assets Covered under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Capital Leased Assets [Line Items]
Machinery, vessels and equipment	¥ 5,027	¥ 5,571
Less: Accumulated depreciation and amortization	(3,333)	(3,708)
Total	¥ 1,694	¥ 1,863